Significant accounting policies - Summary of Intangible Assets Are Amortized On A Straight Line Basis (Details)	12 Months Ended
Dec. 31, 2022
Brand names
Significant accounting policies
Estimated useful life (in years)	5 years
Customer bases | Minimum [Member]
Significant accounting policies
Estimated useful life (in years)	5 years
Customer bases | Maximum [Member]
Significant accounting policies
Estimated useful life (in years)	10 years
Technology | Minimum [Member]
Significant accounting policies
Estimated useful life (in years)	2 years
Technology | Maximum [Member]
Significant accounting policies
Estimated useful life (in years)	10 years